Contingencies and commitments - Summary of capital commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital Commitments
Capital Commitments	$ 2,283	$ 2,641
Due within 1 year [member]
Capital Commitments
Capital Commitments	1,742	2,052
Between 1 and 3 years [member]
Capital Commitments
Capital Commitments	439	531
Between 3 and 5 years [member]
Capital Commitments
Capital Commitments	66	58
More than 5 years [member]
Capital Commitments
Capital Commitments	36
Joint ventures [Member]
Capital Commitments
Capital Commitments	116	29
Joint ventures [Member] | Due within 1 year [member]
Capital Commitments
Capital Commitments	115	$ 29
Joint ventures [Member] | Between 1 and 3 years [member]
Capital Commitments
Capital Commitments	$ 1